Mortgage Servicing Rights - Changes in Fair Value of Capitalized MSRs (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Transfers and Servicing of Financial Assets [Abstract]
Balance at beginning of period	$ 2,512	$ 2,338	$ 2,680
Rights purchased	43	29	5
Rights capitalized	524	632	382
Rights sold			(141)
Changes in fair value of MSRs
Due to fluctuations in market interest rates	(55)	(58)	(276)
Due to revised assumptions or models	19	10	86
Other changes in fair value	(452)	(439)	(398)
Balance at end of period	$ 2,591	$ 2,512	$ 2,338